Provisions and contingencies (Tables)	3 Months Ended
Apr. 30, 2018
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities
Provisions

	Assumed contingent liabilities	Dilapidations	Royalties	Total
	£000s	£000s	£000s	£000s
At February 1, 2018	1,466	150	25	1,641
Unwinding of the discount factor	46	—	—	46
At April 30, 2018	1,512	150	25	1,687
10. Provisions and contingencies (continued)

	Assumed contingent liabilities	Dilapidations	Royalties	Total
	£000s	£000s	£000s	£000s
At February 1, 2017	—	85	—	85
Additions	1,466	150	25	1,641
Used during the year	—	(85)	—	(85)
At January 31, 2018	1,466	150	25	1,641

Disclosure of contingent liabilities in business combination
The table below describes the value of the assumed contingent liabilities as at April 30, 2018 of £1.5 million compared to what the total value would be following the presented variations to the underlying assumptions in the model:

April 30, 2018 £000s
Estimated assumed contingent liabilities	1,512

1% lower discount rate	1,626
1% higher discount rate	1,414
10% lower probability of success	1,246
10% higher probability of success	1,758